COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Composition Of Certain Financial Statement Items
COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

NOTE 2 - COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Property and Equipment

The following table sets forth the components of the Company’s property and equipment at September 30, 2022 and December 31, 2021:

	September 30, 2022			December 31, 2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$3,880	$(3,380)	$-	$3,880	$(2,778)	$1,063
Machinery and equipment	407,534	(351,036)	56,498	334,253	(281,489)	52,764
Vehicles	76,230	(76,230)	-	118,653	(118,653)	-
Land	61,037	-	61,037
Total fixed assets	$548,680	$(431,146)	$117,534	$456,747	$(402,920)	$53,827

For the three and nine months ended September 30, 2022, the Company recorded depreciation expense of $1,086 and $16,717, respectively, and for the three and nine months ended September 30, 2021, the Company recorded depreciation expense of $4,518 and $28,128, respectively.

Intangible Assets

Intangible assets consisting of mining rights are not amortized as the mining rights are perpetual. The carrying value was $4,829,276 and $1,302,440 at September 30, 2022 and December 31, 2021, respectively.

Equity Investments without Readily Determinable Fair Values

On October 2, 2017, the Company entered into an exchange agreement whereby it issued 25,000,000 shares of its common stock in exchange for 500,000 shares of Ares Resources Corporation. The Company’s chief executive officer also serves as an officer of Ares Resources Corporation, thus making it a related party under common ownership and control. The shares were recorded at $150,000, or $0.006 per share. The shares were valued based upon the lowest market price of the Company’s common stock on the date of the agreement.

On March 11, 2020, the Company issued 53,947,368 shares of common stock to Lancaster Brazil Fund pursuant to an addendum to the share exchange agreement dated September 28, 2018. The Company recorded a loss on exchange of equity with a related party of $76,926 representing the fair value of the additional shares of common stock issued.

Under ASC 321-10, the Company elected to use a measurement alternative for its equity investment that does not have a readily determinable fair value. As such, the Company measured its investment at cost, less any impairment, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The Company owns less than 5% of the total shares outstanding of Ares Resources Corporation.

ATLAS LITHIUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (CONTINUED)

Accounts Payable and Accrued Liabilities

	September 30, 2022	December 31, 2021
Accounts payable and other accruals	$441,714	$310,047
Mineral rights payable	2,480,725	672,601
Accrued interest	-	5,590
Total	$2,922,439	$988,238

NOTE 2 - COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Property and Equipment

The following table sets forth the components of the Company’s property and equipment at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Capital assets subject to depreciation:
Computers and office equipment	$3,880	$(2,778)	$1,063	$3,880	$(573)	$3,307
Machinery and equipment	334,253	(281,489)	52,764	348,376	(271,107)	77,269
Vehicles	118,653	(118,653)	-	127,416	(118,716)	8,700
Total fixed assets	$456,747	$(402,920)	$53,827	$479,672	$(390,396)	$89,276

For the years ended December 31, 2021, and 2020, the Company recorded depreciation expense of $37,328 and $47,765, respectively recorded in general and administrative expense.

Intangible Assets

Intangible assets consist of mining rights are not amortized as the mining rights are perpetual. The carrying value was $1,302,440 and $407,467 at December 31, 2021 and 2020, respectively. There was no impairment recorded as at December 31, 2021 or 2020.

Equity Investments without Readily Determinable Fair Values

On October 2, 2017, the Company entered into an exchange agreement whereby it issued 25,000,000 shares of its common stock in exchange for 500,000 shares of Ares Resources Corporation. The Company’s chief executive officer also serves as an officer of Ares Resources Corporation, thus making it a related party under common ownership and control. The shares were recorded at $150,000, or $0.006 per share. The shares were valued based upon the lowest market price of the Company’s common stock on the date the agreement.

On March 11, 2020, the Company issued 53,947,368 shares of common stock to Lancaster Brazil Fund pursuant to an addendum to the share exchange agreement dated September 28, 2018. The Company recorded a loss on exchange of equity with a related party of $76,926 representing the fair value of the additional shares of common stock issued.

Under ASC 321-10, the Company elected to use a measurement alternative for its equity investment that does not have a readily determinable fair value. As such, the Company measured its investment at cost, less any impairment, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The Company owns less than 5% of the total shares outstanding of Ares Resources Corporation.

As of December 31, 2021, no change in the value of the Ares common stock was recorded as the recorded value still approximated fair value.

Accounts Payable and Accrued Liabilities

	December 31,	December 31,
Accounts Payable and Accrued Liabilities	2021	2020
Accounts payable and other accruals	$310,047	$327,704
Mineral rights payable	672,601	-
Accrued interest	5,590	324,415
Total	$988,238	$652,119